CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total		Total Stockholders' Equity	$0.01 Par Value Common Stock	Treasury Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Net earnings attributable to common stockholders	$ 1,848.7						$ 1,848.7
Beginning balance at Dec. 31, 2011	4,932.9		$ 4,547.0	$ 0.7	$ (1,000.2)	$ 2,804.8	2,841.0	$ (99.3)	$ 385.9
Increase (decrease) in equity
Net earnings	1,923.4		1,848.7						74.7
Other comprehensive income:
Foreign currency translation adjustment—net of taxes	46.7		46.0					46.0	0.7
Unrealized net gain on hedging derivatives—net of taxes	4.6		4.6					4.6
Unrealized gain on securities—net of taxes	2.6		2.6					2.6
Defined benefit plans—net of taxes	(3.5)		(3.5)					(3.5)
Comprehensive income	1,973.8		1,898.4						75.4
Purchases of treasury stock	(500.0)		(500.0)		(500.0)
Retirement of treasury stock				(0.1)	1,500.2	(374.2)	(1,125.9)
Acquisition of treasury stock under employee stock plans	(2.3)		(2.3)		(2.3)
Issuance of $0.01 par value common stock under employee stock plans	14.6		14.6		0.0	14.6	0.0
Stock-based compensation expense	11.1		11.1			11.1
Excess tax benefit from stock-based compensation	36.1		36.1			36.1
Cash dividends ($5.00, $2.20, and $1.60 per share) for the years ended 2014, 2013 and 2012, respectively	(102.7)		(102.7)				(102.7)
Distributions declared to noncontrolling interest	(83.1)								(83.1)
Effect of exchange rates changes	1.8								1.8
Ending balance at Dec. 31, 2012	6,282.2		5,902.2	0.6	(2.3)	2,492.4	3,461.1	(49.6)	380.0
Net earnings attributable to common stockholders	1,464.6						1,464.6
Increase (decrease) in equity
Net earnings	1,532.8		1,464.6						68.2
Other comprehensive income:
Foreign currency translation adjustment—net of taxes	(30.2)		(29.5)					(29.5)	(0.7)
Unrealized net gain on hedging derivatives—net of taxes	1.9		1.9					1.9
Unrealized gain on securities—net of taxes	1.0		1.0					1.0
Defined benefit plans—net of taxes	33.6		33.6					33.6
Comprehensive income	1,539.1		1,471.6						67.5
Acquisitions of noncontrolling interests in Canadian Fertilizers Limited (CFL)	(769.3)		(752.5)			(752.5)			(16.8)
Purchases of treasury stock	(1,449.3)		(1,449.3)		(1,449.3)
Retirement of treasury stock				0.0	1,247.8	(180.4)	(1,067.4)
Acquisition of treasury stock under employee stock plans	(3.2)		(3.2)		(3.2)
Issuance of $0.01 par value common stock under employee stock plans	10.3		10.3		5.2	8.7	(3.6)
Stock-based compensation expense	12.6		12.6			12.6
Excess tax benefit from stock-based compensation	13.5		13.5			13.5
Cash dividends ($5.00, $2.20, and $1.60 per share) for the years ended 2014, 2013 and 2012, respectively	(129.1)		(129.1)				(129.1)
Distributions declared to noncontrolling interest	(68.5)								(68.5)
Effect of exchange rates changes	0.1								0.1
Ending balance at Dec. 31, 2013	5,438.4		5,076.1	0.6	(201.8)	1,594.3	3,725.6	(42.6)	362.3
Net earnings attributable to common stockholders	1,390.3	[1]					1,390.3
Increase (decrease) in equity
Net earnings	1,436.8		1,390.3						46.5
Other comprehensive income:
Foreign currency translation adjustment—net of taxes	(72.4)		(72.4)					(72.4)	0.0
Unrealized net gain on hedging derivatives—net of taxes	(1.8)		(1.8)					(1.8)
Unrealized gain on securities—net of taxes	0.2		0.2					0.2
Defined benefit plans—net of taxes	(43.2)		(43.2)					(43.2)
Comprehensive income	1,319.6		1,273.1						46.5
Purchases of treasury stock	(1,923.7)		(1,923.7)		(1,923.7)
Retirement of treasury stock				(0.1)	1,905.5	(220.5)	(1,684.9)
Acquisition of treasury stock under employee stock plans	(3.1)		(3.1)		(3.1)
Issuance of $0.01 par value common stock under employee stock plans	17.6		17.6		0.9	16.7	0.0
Stock-based compensation expense	16.7		16.7			16.7
Excess tax benefit from stock-based compensation	8.7		8.7			8.7
Cash dividends ($5.00, $2.20, and $1.60 per share) for the years ended 2014, 2013 and 2012, respectively	(255.7)		(255.7)				(255.7)
Distributions declared to noncontrolling interest	(46.0)								(46.0)
Ending balance at Dec. 31, 2014	$ 4,572.5		$ 4,209.7	$ 0.5	$ (222.2)	$ 1,415.9	$ 3,175.3	$ (159.8)	$ 362.8

[1]	For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.